Business Acquisitions (Details 5) - SBT Purchase Price [Member]	Mar. 04, 2019 USD ($)
Cash	$ 273,290
Debt-free net working capital (excluding cash)	103,537
Fixed and other long-term assets	21,000
Liabilities assumed	(84,382)
Intangible assets and goodwill:
Total intangible assets and goodwill	2,329,555
Total Consideration	2,643,000
Goodwill [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	1,519,555
Customer relationships [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	400,000
Trade name [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	200,000
Technology [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	$ 210,000